Investment Risks	Oct. 06, 2025
ABBEY CAPITAL MULTI ASSET FUND | Other Investment Companies Risk
Prospectus [Line Items]
Risk [Text Block]

Other Investment Companies Risk. To the extent the Fund invests in other investment companies, including money market funds and ETFs, its performance will be affected by the performance of those other investment companies. Investments in other investment companies are subject to the risks of the other investment companies’ investments, as well as to the other investment companies’ expenses. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value (“NAV”); (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Certain ETFs may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their NAV.